NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) - Schedule of Debt - USD ($)		12 Months Ended
		Dec. 31, 2015	Aug. 28, 2015	Jun. 29, 2015	May. 11, 2015	Dec. 31, 2014
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) - Schedule of Debt [Line Items]
Interest Rate			38.00%	40.00%	35.00%
Note Payable		$ 452,723				$ 1,139,046
Less: Current portion		(173,510)				(791,289)
Long-term portion		$ 279,213				347,757
Note Payable #1 [Member] | Notes Payable to Banks [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) - Schedule of Debt [Line Items]
Collateral		Autos
Interest Rate		6.00%
Monthly Payments		$ 468
Maturity		Jan. 2017
Note Payable		$ 2,561				10,949
Note Payable #1 [Member] | Notes Payable, Other Payables [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) - Schedule of Debt [Line Items]
Collateral	[1]
Interest Rate		15.00%
Monthly Payments		$ 7,500
Maturity		Apr. 2015
Note Payable		$ 0				30,745
Note Payable #2 [Member] | Notes Payable to Banks [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) - Schedule of Debt [Line Items]
Collateral		Autos
Interest Rate		6.50%
Monthly Payments		$ 1,017
Maturity		Jun. 2018
Note Payable		$ 10,718				21,818
Note Payable #2 [Member] | Notes Payable, Other Payables [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) - Schedule of Debt [Line Items]
Collateral	[2]	Inventory
Interest Rate		16.00%
Monthly Payments		$ 0
Maturity		Jun. 2015
Note Payable		$ 0				313,477
Note Payable #3 [Member] | Notes Payable to Banks [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) - Schedule of Debt [Line Items]
Collateral	[3]	Autos
Interest Rate		6.50%
Monthly Payments		$ 220
Maturity		Jul. 2018
Note Payable		$ 6,242				8,387
Note Payable #3 [Member] | Notes Payable, Other Payables [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) - Schedule of Debt [Line Items]
Collateral	[4]
Interest Rate		0.00%
Monthly Payments		$ 0
Maturity		Apr. 2015
Note Payable		$ 0				7,500
Note Payable #4 [Member] | Notes Payable to Banks [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) - Schedule of Debt [Line Items]
Collateral	[3]	Autos
Interest Rate		4.00%
Monthly Payments		$ 312
Maturity		Mar. 2019
Note Payable		$ 11,367				14,569
Note Payable #4 [Member] | Notes Payable, Other Payables [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) - Schedule of Debt [Line Items]
Collateral	[5]
Interest Rate		12.90%
Monthly Payments		$ 0
Maturity		Jul. 2015
Note Payable		$ 0				250,000
Note Payable #5 [Member] | Notes Payable to Banks [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) - Schedule of Debt [Line Items]
Collateral	[3]	Autos
Interest Rate		4.00%
Monthly Payments		$ 254
Maturity		Mar. 2019
Note Payable		$ 0				11,893
Note Payable #6 [Member] | Notes Payable to Banks [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) - Schedule of Debt [Line Items]
Collateral	[3]	Autos
Interest Rate		4.00%
Monthly Payments		$ 346
Maturity		May. 2019
Note Payable		$ 13,254				16,790
Note Payable #6 [Member] | Notes Payable, Other Payables [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) - Schedule of Debt [Line Items]
Collateral	[6]
Interest Rate		16.70%
Monthly Payments		$ 0
Maturity		Jun. 2015
Note Payable		$ 106,500				412,618
Note Payable #7 [Member] | Notes Payable to Banks [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) - Schedule of Debt [Line Items]
Collateral	[2],[3]	Inventory
Interest Rate		11.47%
Monthly Payments		$ 5,465
Maturity		Aug. 2019
Note Payable		$ 238,623				0
Insurance Coverage [Member] | Notes Payable, Other Payables [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) - Schedule of Debt [Line Items]
Collateral	[7]
Interest Rate		7.50%
Monthly Payments		$ 3,093
Maturity		Nov. 2016
Note Payable		$ 63,457				$ 40,300

[1]	The Company made four monthly principal and interest payments of $7,028 on a $60,000 short-term promissory note payable executed on July 11, 2014 in favor of a third-party financier for the purpose of procuring VidTac products. The note matured on April 11, 2015.
[2]	The Company converted a demand note bearing interest at 16% to an installment note with an interest rate of 11%, both secured by inventory.
[3]	The Company made principal payments of $145,863 on various installment auto loans.
[4]	The demand note was used to partially pay for the exercise of a warrant to purchase 2,000 shares of the Company's common stock at $5.00 per share.
[5]	A note holder converted its note into 50,000 shares of the Company's common stock at $5.00 per share.
[6]	Note payments totaled $30,375 for the year. 6 of the 8 note holders converted 100% of their notes and the remaining 2 had partial conversions for 89,364 shares at $3.49 per share with an attached warrant to each share with an exercise price of $3.125.
[7]	The Company executed two eleven-month notes payable pertaining to the Company's business insurance coverages: one in the amount of $2,761 in December for inland marine, general and product liability risk exposures; and a second one in the amount of $60,696 in December and for directors' and officers' insurance. Both notes call for monthly payments of principal and have an interest rate of 7.5% per annum.